Expense Example - HCM Select 50 ETF - HCM Select 50 ETF	Oct. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	$ 428